David E. Gardels
Partner
13330 California Street, Suite 200
Omaha, NE 68154
Direct: 402.964.5027
Fax: 402.964.5050
david.gardels@huschblackwell.com

October 16, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Tributary Funds, Inc. (the "Registrant") File Nos. 033-85982/811-08846 Post-Effective Amendment ("PEA") No. 47

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 47 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding the Tributary Nebraska Tax-Free Fund (the "Fund") as a separate series of the Registrant. Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission ("SEC") on the Amendment. As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant's other existing series of shares.

If you have any questions or comments concerning the foregoing, please contact me at (402) 964-5027 or by email at david.gardels@huschblackwell.com.

Sincerely,

/s/ David E. Gardels

David E. Gardels

Counsel to the Registrant

Attachments